Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Neuberger Berman ETF Trust
Entity Central Index Key		0001506001
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
C000234391
Shareholder Report [Line Items]
Fund Name		Energy Transition & Infrastructure ETF
Trading Symbol		NBET
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at nb.com/nbet-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		nb.com/nbet-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Transition & Infrastructure ETF	$65	0.62%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund had positive absolute returns for the period; however, it underperformed the Alerian MLP Index (the Index). Performance benefited from companies transporting natural gas and positioned near data center buildouts. Rising power demands are supporting new natural gas pipeline projects and are primarily driven today by industrial automation & electrification and liquefied natural gas export tailwinds. An underweight versus the Index to oil-focused midstream was a detractor, but we believe long-term demand decline will impair specific company values.

Performance Attribution

Top Contributors

Top Detractors

  Overweight versus the Index and security selection within Natural Gas Pipelines

  No exposure to Energy Marketing & Distribution

  Security selection within Gathering & Processing

  Underweight Oil Pipelines versus the Index

  Overweight Materials/Chemicals not in the Index

  Cash position

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Energy Transition & Infrastructure ETF (at NAV) $13,535	S&P 500® Index $16,099	Alerian MLP Index $18,155	MSCI All Country World Index (Net) $15,173
4/6/22	$10,000	$10,000	$10,000	$10,000
4/30/22	$9,042	$9,227	$9,954	$9,308
7/31/22	$9,768	$9,263	$10,380	$9,130
10/31/22	$9,133	$8,720	$11,398	$8,432
1/31/23	$9,892	$9,222	$11,704	$9,354
4/30/23	$9,661	$9,473	$11,624	$9,500
7/31/23	$10,228	$10,468	$12,760	$10,308
10/31/23	$8,596	$9,604	$13,290	$9,317
1/31/24	$9,598	$11,141	$14,509	$10,728
4/30/24	$10,664	$11,619	$15,630	$11,159
7/31/24	$11,584	$12,787	$16,456	$12,062
10/31/24	$12,437	$13,255	$16,252	$12,372
1/31/25	$13,738	$14,080	$18,805	$12,952
4/30/25	$12,858	$13,025	$17,740	$12,480
7/31/25	$13,853	$14,875	$19,091	$13,977
10/31/25	$13,535	$16,099	$18,155	$15,173

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 4/6/22
Energy Transition & Infrastructure ETF (at NAV)	8.83%	8.84%
S&P 500® Index	21.45%	14.26%
Alerian MLP Index	11.71%	18.17%
MSCI All Country World Index (Net)	22.64%	12.38%

Performance Inception Date		Apr. 06, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Performance Table Market Index Changed [Text Block]

On November 1, 2024, the Fund began comparing its performance to the S&P 500® Index. The Alerian MLP Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

Material Change Date		Nov. 01, 2024
AssetsNet		$ 22,243,642
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$22,243,642
Number of Portfolio Holdings	32
Portfolio Turnover Rate	15%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Energy	81.7%
Utilities	16.3%
Materials	1.7%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Targa Resources Corp.	7.4%
Energy Transfer LP	7.0%
Enterprise Products Partners LP	6.9%
Cheniere Energy, Inc.	6.1%
DT Midstream, Inc.	5.9%
Williams Cos., Inc.	5.4%
Western Midstream Partners LP	4.5%
Sempra	4.3%
Clearway Energy, Inc. Class C	4.1%
Antero Midstream Corp.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/nbet-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Effective April 9, 2025, the Fund's contractual expense cap changed to 0.65% of average net assets.

Material Fund Change Expenses [Text Block]		Effective April 9, 2025, the Fund's contractual expense cap changed to 0.65% of average net assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/nbet-documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000093529
Shareholder Report [Line Items]
Fund Name		Emerging Markets Debt Hard Currency ETF
Trading Symbol		NEMD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at nb.com/NEMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		nb.com/NEMD
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Hard Currency ETF	$80	0.75%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The period saw notable volatility due to new U.S. policies affecting global markets. Nevertheless, emerging markets debt performed strongly, aided by a weaker U.S. dollar, attractive yields, and historically tight spreads. The Fund delivered positive returns and outperformed its benchmarks, with bottom-up positioning in local and hard currency driving results. Overweighting local currency contributed to outperformance prior to the strategy change. Following the Fund’s conversion to an ETF and related strategy shift to hard currency only, the Fund continued to outperform its new index, the JPM EMBI Global Diversified Index (the Index).

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country overweights to high yield and defaulted credits including Sri Lanka, Ecuador, Egypt, Zambia, Lebanon, and Venezuela versus the prior blended benchmark

  Local currency frontier markets including Egypt, Nigeria, Zambia, and Ghana

  Overweight allocation to local currency relative to hard currency versus the prior blended benchmark

  Local currency foreign exchange (FX) and duration overweight Turkey, FX underweight to the Thai baht versus the Index

  Corporate sectors including real estate, transport oil & gas

  Futures contracts

  Forward FX contracts

  Swaps

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Emerging Markets Debt Hard Currency ETF (at NAV) $14,928	JPM EMBI Global Diversified Index $14,985	JPM EM Blend HC/LC 50-50 Index $14,504
10/31/15	$10,000	$10,000	$10,000
10/31/16	$11,217	$11,170	$11,085
10/31/17	$11,976	$11,876	$11,725
10/31/18	$11,226	$11,355	$11,165
10/31/19	$12,730	$12,984	$12,783
10/31/20	$12,650	$13,111	$12,707
10/31/21	$13,092	$13,690	$13,071
10/31/22	$10,280	$10,379	$10,368
10/31/23	$11,447	$11,246	$11,525
10/31/24	$13,022	$13,289	$12,979
10/31/25	$14,928	$14,985	$14,504

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Emerging Markets Debt Hard Currency ETF (at NAV)	14.47%	3.37%	4.09%
JPM EMBI Global Diversified Index	12.76%	2.71%	4.13%
JPM EM Blend HC/LC 50-50 Index	11.75%	2.68%	3.79%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Performance Table Market Index Changed [Text Block]

On August 11, 2025, the Fund began comparing its performance to the JPM EMBI Global Diversified Index rather than the JPM EM Blend Hard Currency / Local Currency 50-50 Index to correspond with the Fund's revised principal investment strategy.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 108,382,634
Holdings Count | Holding		234
Advisory Fees Paid, Amount		$ 273,738
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$108,382,634
Number of Portfolio Holdings	234
Portfolio Turnover Rate	111%
Total Investment Advisory Fees Paid	$273,738

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	67.4%
Corporate Bonds	26.7%
Short-Term Investments	4.1%
Other Assets Less Liabilities	1.8%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Mexico	6.3%
Colombia	4.7%
Romania	4.6%
United States	4.1%
Cote D'Ivoire	4.1%
Kazakhstan	3.8%
Chile	3.3%
Egypt	3.1%
Brazil	3.1%
Dominican Republic	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Romania Government International Bonds	4.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.1%
Ivory Coast Government International Bonds	4.1%
Petroleos Mexicanos	3.5%
Egypt Government International Bonds	3.1%
Dominican Republic International Bonds	3.1%
Colombia Government International Bonds	3.0%
Sri Lanka Government International Bonds	2.8%
Republic of South Africa Government International Bonds	2.4%
Ecuador Government International Bonds	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/NEMD or upon request at 800.877.9700 or fundinfo@nb.com.

Effective after the close of business on August 8, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Emerging Markets Debt Fund was reorganized into Neuberger Berman Emerging Markets Debt Hard Currency ETF.

Neuberger Berman Emerging Markets Debt Hard Currency ETF has the same investment adviser and sub-adviser, and continues to invest in emerging markets debt securities utilizing a different principal investment strategy than its predecessor fund since it invests primarily in hard currency emerging markets debt securities.

In connection with the reorganization, the Fund's management fee changed to 0.50% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap changed to 0.59% of average net assets until October 31, 2028.

Material Fund Change Name [Text Block]

Effective after the close of business on August 8, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Emerging Markets Debt Fund was reorganized into Neuberger Berman Emerging Markets Debt Hard Currency ETF.

Material Fund Change Expenses [Text Block]

In connection with the reorganization, the Fund's management fee changed to 0.50% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap changed to 0.59% of average net assets until October 31, 2028.

Material Fund Change Strategies [Text Block]

Neuberger Berman Emerging Markets Debt Hard Currency ETF has the same investment adviser and sub-adviser, and continues to invest in emerging markets debt securities utilizing a different principal investment strategy than its predecessor fund since it invests primarily in hard currency emerging markets debt securities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at nb.com/NEMD or upon request at 800.877.9700 or fundinfo@nb.com.

C000250828
Shareholder Report [Line Items]
Fund Name		Flexible Credit Income ETF
Trading Symbol		NBFC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at nb.com/nbfc-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		nb.com/nbfc-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexible Credit Income ETF	$41	0.39%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a 9.44% total return on a net asset value (NAV) basis versus the 6.16% total return of the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors relative to the Index included the Fund’s exposures within High Yield Credit, Emerging Market Debt, Collateralized Loan Obligations (CLOs), Hybrid Securities and Senior Floating Rate Loans. Duration positioning also added to performance. The primary detractors came from the Fund’s exposure to Agency Mortgage-Backed Securities (MBS) and Investment Grade Credit.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Overweights versus the Index and security selection in High Yield Credit and Emerging Market Debt

  Overweight in CLOs and underweight duration positioning

  Overweight and security selection in Hybrid Securities and an overweight in Senior Floating Rate Loans

  Underweight allocation to Agency MBS versus the Index

  Underweight and security selection in Investment Grade Credit

  Forward foreign currency contracts

  Futures

  Swaps

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Flexible Credit Income ETF (at NAV) $11,354	Bloomberg U.S. Universal Index $10,878	Bloomberg U.S. Aggregate Bond Index $10,812	ICE BofA Global High Yield Constrained Index (USD-Hedged) $11,327
6/24/24	$10,000	$10,000	$10,000	$10,000
7/31/24	$10,146	$10,160	$10,160	$10,174
10/31/24	$10,377	$10,214	$10,185	$10,467
1/31/25	$10,625	$10,227	$10,178	$10,675
4/30/25	$10,612	$10,473	$10,446	$10,667
7/31/25	$11,060	$10,567	$10,503	$11,094
10/31/25	$11,354	$10,878	$10,812	$11,327

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 6/24/24
Flexible Credit Income ETF (at NAV)	9.44%	9.84%
Bloomberg U.S. Universal Index	6.51%	6.42%
Bloomberg U.S. Aggregate Bond Index	6.16%	5.94%
ICE BofA Global High Yield Constrained Index (USD-Hedged)	8.22%	9.64%

Performance Inception Date		Jun. 24, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet		$ 57,869,995
Holdings Count | Holding		431
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,869,995
Number of Portfolio Holdings	431
Portfolio Turnover Rate	74%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	59.0%
Asset-Backed Securities	12.3%
Loan Assignments	10.7%
Foreign Government Securities	6.4%
Mortgage-Backed Securities	5.5%
Short-Term Investments	5.5%
Other Assets Less Liabilities	0.6%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.6%
Wellington Management CLO 3 Ltd.	2.2%
Ballyrock CLO 27 Ltd.	2.2%
Symphony CLO 45 Ltd.	2.2%
AGL CLO 33 Ltd.	2.2%
Bausch & Lomb Corp.	1.6%
Foundry JV Holdco LLC	1.2%
CSC Holdings LLC	1.1%
Focus Financial Partners LLC	1.0%
Trident TPI Holdings, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000248822
Shareholder Report [Line Items]
Fund Name		Short Duration Income ETF
Trading Symbol		NBSD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at nb.com/nbsd-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		nb.com/nbsd-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income ETF	$35	0.34%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated a 6.25% total return on a net asset value (NAV) basis versus the 5.07% total return for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the Index) over the same period. Top contributors relative to the Index included the Fund’s exposures to Securitized Credit, High Yield, Agency Mortgage-Backed Securities (MBS), Collateralized Loan Obligations (CLOs), Floating Rate Loans and Investment Grade Credit. The Fund’s duration and yield curve positioning added to performance. The primary detractor came from an underweight to U.S. Treasuries.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Overweights in Securitized Credit and High Yield versus the Index

  Overweights in Agency MBS, CLOs and Floating Rate Loans

  Security selection and an overweight to Investment Grade Credit

  Duration and yield curve positioning

  Underweight allocation to U.S. Treasuries versus the Index

  Swap contracts

  Futures

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Short Duration Income ETF (at NAV) $12,795	Bloomberg U.S. Aggregate Bond Index $12,071	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,158
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,106	$10,437	$10,131
10/31/17	$10,181	$10,531	$10,199
10/31/18	$10,211	$10,315	$10,234
10/31/19	$10,682	$11,502	$10,734
10/31/20	$10,929	$12,214	$11,097
10/31/21	$11,286	$12,155	$11,092
10/31/22	$10,536	$10,249	$10,551
10/31/23	$11,060	$10,286	$10,891
10/31/24	$12,015	$11,370	$11,572
10/31/25	$12,795	$12,071	$12,158

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Short Duration Income ETF (at NAV)	6.25%	3.20%	2.50%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	5.07%	1.84%	1.97%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 554,631,987
Holdings Count | Holding		738
Advisory Fees Paid, Amount		$ 280,510
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$554,631,987
Number of Portfolio Holdings	738
Portfolio Turnover Rate	49%
Total Investment Advisory Fees Paid	$280,510

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	36.3%
Mortgage-Backed Securities	33.9%
Asset-Backed Securities	22.2%
Loan Assignments	2.1%
Municipal Notes	0.9%
Short-Term Investments	6.4%
Liabilities Less Other Assets	(1.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	7.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	6.3%
Federal Home Loan Mortgage Corp.	5.2%
Federal National Mortgage Association Connecticut Avenue Securities	3.3%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
Government National Mortgage Association	2.0%
Wells Fargo & Co.	1.7%
Navient Private Education Refi Loan Trust	1.6%
Goldman Sachs Group, Inc.	1.4%
Citigroup, Inc.	1.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000255680
Shareholder Report [Line Items]
Fund Name		Total Return Bond ETF
Trading Symbol		NBTR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Fund for the period of December 17, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at nb.com/nbtr. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number		800.877.9700
Additional Information Email		fundinfo@nb.com
Additional Information Website		nb.com/nbtr
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Total Return Bond ETF	$34	0.38%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

The Fund generated a total return on a net asset value (NAV) basis of 6.63% versus 5.95% for the Bloomberg U.S. Aggregate Bond Index (the Index). Top contributors versus the Index included exposures to Emerging Market Debt, High Yield and Investment Grade Credit. Other contributors included Credit Risk Transfers, Non-Agency Mortgage-Backed Securities (MBS), Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS). The Fund’s duration and yield curve positioning also contributed. Conversely, an underweight to Agency MBS versus the Index was the primary detractor.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Overweight exposure versus the Index to Emerging Market Debt and High Yield

  Overweight and security selection in Investment Grade Credit

  Duration and yield curve positioning

  Overweights to Credit Risk Transfers, Non-Agency MBS, CLOs, CMBS and ABS

  Underweight to Agency MBS versus the Index

  Futures contracts

Performance Past Does Not Indicate Future [Text]		Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Total Return Bond ETF (at NAV) $10,663	Bloomberg U.S. Aggregate Bond Index $10,595
12/17/24	$10,000	$10,000
1/31/25	$9,985	$9,973
4/30/25	$10,169	$10,237
7/31/25	$10,346	$10,292
10/31/25	$10,663	$10,595

Average Annual Return [Table Text Block]
Name	Since Inception 12/17/24
Total Return Bond ETF (at NAV)	6.63%
Bloomberg U.S. Aggregate Bond Index	5.95%

Performance Inception Date		Dec. 17, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet		$ 53,554,551
Holdings Count | Holding		436
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,554,551
Number of Portfolio Holdings	436
Portfolio Turnover Rate	139%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	50.8%
Mortgage-Backed Securities	25.4%
Asset-Backed Securities	12.8%
Foreign Government Securities	5.3%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Securities	0.2%
Short-Term Investments	3.3%
Liabilities Less Other Assets	(1.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	6.7%
Federal National Mortgage Association	5.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.3%
U.S. Treasury	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	1.6%
Oracle Corp.	1.4%
Foundry JV Holdco LLC	1.4%
Imperial Brands Finance PLC	1.1%
BX Trust	1.1%
JPMorgan Chase & Co.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]